Significant transactions (Details) € in Thousands, $ in Thousands			1 Months Ended									3 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended							101 Months Ended
	Jun. 15, 2021 USD ($)	Feb. 03, 2020 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($) study	Mar. 31, 2021 USD ($)	Jul. 31, 2020	Mar. 31, 2019 EUR (€)	Jan. 31, 2019 USD ($) patient	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€)	Mar. 31, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2012 USD ($)
Disclosure of transactions between related parties [line items]
Increase in loans and conditional advances | €																€ 0		€ 10,350	€ 14,000
Prepaid expenses | €																2,213		2,217
LianBio, NBTXR3
Disclosure of transactions between related parties [line items]
Number of global registrational studies supported | study					5
Upfront payment received	$ 20,000		€ 16,500	$ 20,000										$ 20,000
LianBio, NBTXR3 | Maximum
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments					$ 220,000																			$ 220,000
PharmaEngine, NBTWR3
Disclosure of transactions between related parties [line items]
Upfront payment received																						$ 1,000
Development milestones payments received																				$ 1,000	$ 1,000
Total payments received under agreement																							$ 3,000
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure of transactions between related parties [line items]
Upfront payment					$ 4,000	$ 2,500							€ 5,400		$ 6,500	5,400	$ 6,500
Milestone payment upon receipt of clinical study reports						1,000						$ 1,000
Milestone payment upon second regulatory approval						$ 5,000						$ 5,000
Royalties agreement, period						10 years						10 years
MD Anderson Cancer Center, NBTXR3
Disclosure of transactions between related parties [line items]
Upfront payment		$ 1,000							$ 1,000
Number of patients | patient									340
Contractual capital commitments									$ 11,000
Milestone payment, deferment period									6 months
Prepaid expenses | €																€ 1,000		€ 1,600
EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Royalties agreement, period											6 years
Increase in loans and conditional advances | €								€ 14,000		€ 16,000
Borrowings, interest rate								5.00%		6.00%								4.00%
Borrowing, maturity																		5 years
Undrawn borrowing facilities | €																		€ 10,000
Borrowing, deferment period																		1 year
Borrowing, deferment period to request funds							12 months
EIB fixed rate loan | Maximum
Disclosure of transactions between related parties [line items]
Notional amount | €											€ 40,000
Top of range | PharmaEngine, NBTWR3
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments																									$ 56,000
Top of range | MD Anderson Cancer Center, NBTXR3
Disclosure of transactions between related parties [line items]
Milestone payment increase																	16,400
Top of range | EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Notional amount | €											€ 40,000
Bottom of range | MD Anderson Cancer Center, NBTXR3
Disclosure of transactions between related parties [line items]
Milestone payment increase																	$ 2,200